Equity	12 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 10 – EQUITY

Ordinary shares

On April 29, 2019, the Company announced the closing of its initial public offering of 1,181,033 ordinary shares at a public offering price of $5.00 per share, generating total gross proceeds of approximately $5.9 million before deducting underwriting discounts, commissions and other related expenses. The shares began trading on the NASDAQ Capital Market on Tuesday, April 30, 2019 under the ticker symbol “WAFU”.

On April 1, 2021 the underwriter elects to exercise the purchase warrants which the company offering to the underwriter for initial public offering services (see Note 10-Warrants issued for service). The total exercise shares should be 29,526 at a price of $6.25 per share used cashless metho. Due to a calculation mistake the company erroneously issued 59,052 shares to the underwriter. Base on the negotiation with the underwriter, the 29,526 shares will be returned to the company subsequently.

As a result, the Company had 30,000,000 authorized ordinary shares, $0.01 par value per share, of which 4,440,085 and 4,381,033 shares issued and outstanding as of March 31, 2022 and March 31, 2021, respectively.

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2022 and 2021, the balance of statutory reserves was $657,329 and $323,820, respectively.

Warrants issued for services

According to the underwriting agreement which singed on August 2, 2018, on April 16, 2019, the company issued warrants to underwriter (Network 1 Financial Securities, Inc.) and its employees to purchased 59,052 ordinary shares at an exercise price of 125% of the IPO price, namely $6.25 dollars per share, at any time or from time to time from August 13, 2019 (the “Exercise Date”), and at or before 5:00 p.m., Eastern time, February 14, 2022 (the “Expiration Date”).

On April 1, 2021 the underwriter elects to exercise the purchase warrants which the company offering to the underwriter for initial public offering services. The total exercise shares are 59,052 at a price of $6.25 per share used cashless method. The total exercise shares should be 29,526 at a price of $6.25 per share used cashless method. Due to a calculation mistake the company erroneously issued 59,052 shares to the underwriter. Base on the negotiation with the underwriter, the 29,526 shares will be returned to the company subsequently.